ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

4.                                      ACCOUNTS RECEIVABLE

	December 31,
	2012	2013

Accounts receivables	$46,158,050	$48,575,436
Less: Allowance for doubtful accounts	(9,414,581)	(9,510,186)
	$36,743,469	$39,065,250

Movements in allowance for doubtful accounts

	December 31,
	2012	2013

Balance at beginning of the year	$4,427,016	$9,414,581
Foreign exchange adjustment	35,972	290,626
Allowance for (reversal of) doubtful accounts	4,951,593	(169,731)
Amounts written off as uncollectible	—	(25,290)
	$9,414,581	$9,510,186

As of December 31, 2012 and 2013, the Group had billed account receivables of $34,822,040 and $33,139,714 and unbilled account receivables of $11,336,010 and $15,435,722, respectively.  Unbilled account receivables represent amounts earned under advertising contracts in progress but not billable at December 31, 2012 and 2013.  These amounts become billable according to contract term.  The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet date.